Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We have not established a written equity grant timing policy. We do not currently grant stock options or stock appreciation rights. All equity awards to NEOs are approved by the Compensation and Talent Committee with a grant date determined at the time of approval. The committee did not take material non-public information into account when determining the timing and terms of equity awards in 2025, and we do not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
Award Timing Method	We have not established a written equity grant timing policy. We do not currently grant stock options or stock appreciation rights. All equity awards to NEOs are approved by the Compensation and Talent Committee with a grant date determined at the time of approval.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The committee did not take material non-public information into account when determining the timing and terms of equity awards in 2025, and we do not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false